11. Notes Payable (Details Narrative)	4 Months Ended		6 Months Ended	12 Months Ended
	Apr. 21, 2020 USD ($)	Apr. 21, 2020 CAD ($)	Jul. 03, 2019 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 29, 2020 USD ($)	Dec. 29, 2020 CAD ($)	Dec. 31, 2019 USD ($)	Jun. 03, 2019 USD ($)
Amortization of note discount				$ 2,293,858			$ 4,434,751
Secured Notes Payable [Member]
Interest expenses				$ 175,721			244,058
Debt maturity date				Dec. 31, 2021
Secured Notes Payable [Member] | Canada, Dollars
Debt face amount							10,000,000
Secured Notes Payable [Member] | U S D
Debt face amount							7,330,000
Promissory note carrying amount							6,632,917
Original issue discount							$ 697,083
Koze Investments [Member]
Debt face amount								$ 1,000,000
Interest expenses			$ 60,000
Debt maturity date			Jun. 28, 2020
Warrants issued, shares | shares			101,000
Penalties accrued				$ 890,570
Canada Emergency Business Account [Member] | Canada, Dollars
Proceeds from loans		$ 40,000				$ 20,000
Canada Emergency Business Account [Member] | U S D
Proceeds from loans	$ 29,352				$ 15,708
Loan term	3 years	3 years